Fair Value Measurements (Details Narrative) - USD ($)	Sep. 14, 2021	Mar. 18, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares issued			21,150,095	20,622,204
Settlement Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Legal settlement liability		$ 1,100,000
Debt instruments that are not recorded at fair value			$ 7,700,000	$ 4,300,000	$ 2,900,000
Settlement Agreement [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash secured in equity finance		$ 10,000,000.0
First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent			$ 1,937,000	$ 745,000	$ 7,469,150
Common stock, conversion basis	one-half of one Public Warrant
Shares issued	1